SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended
	Apr. 30, 2018	Feb. 28, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Initial Board Retainer Fees	$ 25,000
Mineral Properties, Net			$ 22,873,912	$ 22,803,912	$ 22,786,912
Financial Surety Arrangement Value Of State Wide Bond		$ 200,000
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Initial Board Retainer Fees		$ 18,518
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		85,135
Mineral Properties, Net		$ 12,500,000
Financial Surety Arrangement Value Of State Wide Bond		$ 200,000